Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment.
Schedule of property and equipment

	Office and
	telecommunication	Right‑of‑use	Leasehold
	equipment	properties	improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2019
Cost	85,861	268,992	55,956	410,809
Accumulated depreciation	(23,654)	(60,583)	(6,904)	(91,141)
Net book amount	62,207	208,409	49,052	319,668

Year ended December 31, 2019
Opening net book amount	62,207	208,409	49,052	319,668
Acquisition of subsidiary (Note 35)	2,707	13,938	1,479	18,124
Additions	65,310	46,479	32,480	144,269
Disposals, net	(39,328)	—	—	(39,328)
Depreciation charge	(26,187)	(86,688)	(14,511)	(127,386)
Exchange difference	(329)	(141)	(372)	(842)
Closing net book amount	64,380	181,997	68,128	314,505

As at December 31, 2019
Cost	108,561	329,409	89,915	527,885
Accumulated depreciation	(43,852)	(147,271)	(21,415)	(212,538)
Exchange difference	(329)	(141)	(372)	(842)
Net book amount	64,380	181,997	68,128	314,505

Year ended December 31, 2020
Opening net book amount	64,380	181,997	68,128	314,505
Additions	13,235	38,646	3,821	55,702
Disposals, net	(2,220)	(855)	-	(3,075)
Depreciation charge	(21,716)	(97,924)	(18,891)	(138,531)
Exchange difference	(2,640)	(923)	(754)	(4,317)
Closing net book amount	51,039	120,941	52,304	224,284

As at December 31, 2020
Cost	103,462	362,322	93,736	559,520
Accumulated depreciation	(49,454)	(240,317)	(40,306)	(330,077)
Exchange difference	(2,969)	(1,064)	(1,126)	(5,159)
Net book amount	51,039	120,941	52,304	224,284